Quarterly Holdings Report
for
Fidelity® SAI Sustainable Future Fund
August 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
FSP-NPRT1-1023
1.9905635.101
Common Stocks - 95.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	2,186	76,466
Entertainment - 0.5%
Netflix, Inc. (a)	112	48,572
Interactive Media & Services - 5.5%
Alphabet, Inc. Class C (a)	3,473	477,017
Meta Platforms, Inc. Class A (a)	305	90,246
		567,263
Media - 0.5%
Comcast Corp. Class A	1,162	54,335
TOTAL COMMUNICATION SERVICES		746,636
CONSUMER DISCRETIONARY - 8.9%
Automobile Components - 0.7%
Aptiv PLC (a)	369	37,435
Lear Corp.	215	30,979
		68,414
Broadline Retail - 2.9%
Amazon.com, Inc. (a)	2,195	302,932
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (a)	472	62,092
Marriott International, Inc. Class A	290	59,018
		121,110
Household Durables - 0.2%
D.R. Horton, Inc.	202	24,042
Specialty Retail - 3.9%
Lowe's Companies, Inc.	475	109,478
The Home Depot, Inc.	444	146,653
TJX Companies, Inc.	1,525	141,032
		397,163
TOTAL CONSUMER DISCRETIONARY		913,661
CONSUMER STAPLES - 3.3%
Beverages - 1.3%
Diageo PLC	1,012	41,444
The Coca-Cola Co.	1,499	89,685
		131,129
Consumer Staples Distribution & Retail - 0.5%
Target Corp.	414	52,392
Household Products - 0.8%
Kimberly-Clark Corp.	180	23,189
The Clorox Co.	375	58,669
		81,858
Personal Care Products - 0.7%
Kenvue, Inc.	1,668	38,447
L'Oreal SA	80	35,202
		73,649
TOTAL CONSUMER STAPLES		339,028
ENERGY - 1.9%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	2,166	78,388
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc.	338	55,162
Hess Corp.	419	64,736
		119,898
TOTAL ENERGY		198,286
FINANCIALS - 13.0%
Banks - 1.2%
Bank of America Corp.	1,758	50,402
Huntington Bancshares, Inc.	1,114	12,354
JPMorgan Chase & Co.	458	67,019
		129,775
Capital Markets - 4.0%
BlackRock, Inc. Class A	157	109,985
CME Group, Inc.	209	42,360
Deutsche Borse AG	177	31,422
Intercontinental Exchange, Inc.	753	88,846
Morgan Stanley	969	82,510
Raymond James Financial, Inc.	558	58,361
		413,484
Consumer Finance - 0.9%
American Express Co.	577	91,160
Financial Services - 3.7%
Block, Inc. Class A (a)	632	36,435
MasterCard, Inc. Class A	407	167,944
Visa, Inc. Class A	637	156,498
Voya Financial, Inc.	269	18,744
		379,621
Insurance - 3.2%
Arthur J. Gallagher & Co.	505	116,392
MetLife, Inc.	1,277	80,885
Progressive Corp.	481	64,199
The Travelers Companies, Inc.	400	64,492
		325,968
TOTAL FINANCIALS		1,340,008
HEALTH CARE - 12.5%
Biotechnology - 2.1%
AbbVie, Inc.	260	38,210
Gilead Sciences, Inc.	876	66,996
Regeneron Pharmaceuticals, Inc. (a)	50	41,325
Vertex Pharmaceuticals, Inc. (a)	208	72,455
		218,986
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	1,301	70,176
GE Healthcare Holding LLC	117	8,243
Stryker Corp.	214	60,680
		139,099
Health Care Providers & Services - 3.7%
Cigna Group	302	83,431
CVS Health Corp.	1,101	71,752
Humana, Inc.	149	68,783
UnitedHealth Group, Inc.	330	157,271
		381,237
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	713	86,323
Danaher Corp.	186	49,290
Mettler-Toledo International, Inc. (a)	27	32,764
Thermo Fisher Scientific, Inc.	78	43,454
		211,831
Pharmaceuticals - 3.3%
AstraZeneca PLC sponsored ADR	387	26,246
Eli Lilly & Co.	263	145,755
Merck & Co., Inc.	682	74,324
Novo Nordisk A/S Series B	146	26,930
Zoetis, Inc. Class A	361	68,774
		342,029
TOTAL HEALTH CARE		1,293,182
INDUSTRIALS - 13.3%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	185	82,945
Building Products - 2.9%
Carrier Global Corp.	1,272	73,076
Fortune Brands Home & Security, Inc.	661	45,622
The AZEK Co., Inc. (a)	1,647	56,014
Trane Technologies PLC	604	123,977
		298,689
Electrical Equipment - 4.5%
Eaton Corp. PLC	1,457	335,649
Hubbell, Inc. Class B	188	61,297
Prysmian SpA	1,251	51,263
Sunrun, Inc. (a)	886	13,848
		462,057
Ground Transportation - 0.9%
Uber Technologies, Inc. (a)	1,959	92,524
Industrial Conglomerates - 1.4%
General Electric Co.	665	76,116
Honeywell International, Inc.	391	73,485
		149,601
Machinery - 2.4%
Caterpillar, Inc.	413	116,107
Cummins, Inc.	339	77,984
Pentair PLC	712	50,025
		244,116
Professional Services - 0.4%
Equifax, Inc.	201	41,547
TOTAL INDUSTRIALS		1,371,479
INFORMATION TECHNOLOGY - 30.3%
IT Services - 3.2%
Accenture PLC Class A	487	157,676
Shopify, Inc. Class A (a)	2,621	174,270
		331,946
Semiconductors & Semiconductor Equipment - 12.4%
Analog Devices, Inc.	291	52,898
Applied Materials, Inc.	507	77,449
Lam Research Corp.	127	89,205
Marvell Technology, Inc.	944	54,988
MKS Instruments, Inc.	219	21,950
NVIDIA Corp.	1,361	671,722
NXP Semiconductors NV	359	73,853
ON Semiconductor Corp. (a)	589	57,993
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,841	172,262
		1,272,320
Software - 12.3%
Adobe, Inc. (a)	118	66,002
HubSpot, Inc. (a)	96	52,466
Intuit, Inc.	143	77,479
Microsoft Corp.	2,694	882,987
Oracle Corp.	1,037	124,844
Workday, Inc. Class A (a)	268	65,526
		1,269,304
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	1,309	245,922
TOTAL INFORMATION TECHNOLOGY		3,119,492
MATERIALS - 3.9%
Chemicals - 1.1%
Linde PLC	296	114,564
Containers & Packaging - 1.9%
Aptargroup, Inc.	253	33,538
Avery Dennison Corp.	109	20,533
O-I Glass, Inc. (a)	6,974	138,504
		192,575
Metals & Mining - 0.9%
Newmont Corp.	2,294	90,429
TOTAL MATERIALS		397,568
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Extra Space Storage, Inc.	150	19,302
SL Green Realty Corp.	657	25,794
Weyerhaeuser Co.	379	12,412
		57,508
UTILITIES - 0.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.	1,281	85,571
TOTAL COMMON STOCKS (Cost $8,897,767)		9,862,419

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (b) (Cost $420,449)	420,365	420,449

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $9,318,216)	10,282,868
NET OTHER ASSETS (LIABILITIES) - 0.2%	21,750
NET ASSETS - 100.0%	10,304,618

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	253,749	2,698,774	2,532,074	4,335	-	-	420,449	0.0%
Total	253,749	2,698,774	2,532,074	4,335	-	-	420,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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